Related Party Transactions and Balances (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
The amount of fees paid or payable for consulting service	$ 24,768	$ 7,684	$ 62,440	$ 23,610
Directors' fees	$ 1,172,622	$ 1,714,506	2,218,580	$ 1,714,506
Officers [Member]
IfrsStatementLineItems [Line Items]
The amount of fees paid or payable for consulting service					$ 6,283
Director [Member]
IfrsStatementLineItems [Line Items]
Directors' fees			$ 108,947		$ 42,247